Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000117929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R6
Trading Symbol	MGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.83%	(1.16)%	4.51%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[1]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074276 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R4
Trading Symbol	MGLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.78%	(1.24)%	4.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[2]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074275 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R3
Trading Symbol	MGLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.49%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.49%	(1.48)%	4.16%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[3]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074274 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R2
Trading Symbol	MGLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.43%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.26%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.26%	(1.74)%	3.90%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[4]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074273 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class R1
Trading Symbol	MGLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$200	1.93%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.76%	(2.21)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[5]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class I
Trading Symbol	MGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.75%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.75%	(1.24)%	4.42%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[6]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class C
Trading Symbol	MGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.93%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.76%	(2.22)%	3.38%
C with CDSC (1% for 12 months)×	5.76%	(2.22)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[7]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class B
Trading Symbol	MGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.93%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Global Real Estate Fund (fund) provided a total return of 6.70%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.70%	(2.22)%	3.38%
B with CDSC (declining over six years from 4% to 0%)×	2.70%	(2.58)%	3.38%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[8]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

C000074269 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Real Estate Fund
Class Name	Class A
Trading Symbol	MGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Global Real Estate Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.28%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's underweight position in Germany and avoidance of investments in Sweden benefited relative performance.
    An overweight position in the United Kingdom and favorable stock selection within France also supported relative returns.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Stock selection within Belgium, Hong Kong, and Japan weighed on the fund's relative performance.
    An overweight position in Australia also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.48%	(1.49)%	4.16%
A with initial sales charge (5.75%)	1.30%	(2.65)%	3.54%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.28%	0.57%	3.04%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,870,733,487
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 17,566,558	[9]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,870,733,487	Total Management Fee ($)#:	17,566,558
Total Number of Holdings:	57	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.0%
Money Market Funds	3.5%
Purchased Options	0.5%
Issuer country weightings
United States	67.6%
Australia	8.1%
Japan	7.7%
United Kingdom	6.8%
France	3.4%
Hong Kong	2.4%
Singapore	2.0%
Belgium	1.8%
Canada	0.2%
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

Largest Holdings [Text Block]
Top ten holdings
Prologis, Inc., REIT	8.0%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	3.9%
Goodman Group, REIT	3.5%
Digital Realty Trust, Inc., REIT	3.3%
Ventas, Inc., REIT	3.3%
Rexford Industrial Realty, Inc., REIT	2.5%
BXP, Inc., REIT	2.5%
Extra Space Storage, Inc., REIT	2.2%
Unibail-Rodamco-Westfield, REIT	2.2%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.